Provision for Income Taxes - Principal Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Intangible assets	$ (160)	$ (200)
Property, plant and equipment	(36)	(33)
Inventories
Receivables	(1)
Other assets		(5)
Liabilities, Pensions	(5)	(1)
Liabilities, Restructuring
Liabilities, Other
Long-term debt	(23)	(7)
Undistributed earnings of foreign subsidiaries	(31)	(27)
Tax loss carryforwards (including tax credit carryforwards)
Total gross deferred tax liabilities	(256)	(273)
Intangible assets	5	13
Property, plant and equipment	27	20
Inventories	2	2
Receivables		1
Other assets	1	3
Pensions	36	42
Restructuring	27	46
Other	24	21
Long-term debt		1
Undistributed earnings of foreign subsidiaries
Tax loss carryforwards (including tax credit carryforwards)	686	659
Total gross deferred tax assets	808	808
Net deferred tax position	552	535
Valuation allowances	(607)	(589)
Net deferred tax assets (liabilities)	$ (55)	$ (54)